Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
Common Stocks - 97.47%

Aerospace & Defense - 4.2%
General Dynamics Corp.	5,267	1,807,740
		1,807,740

Banks - 10.47%
Bank of America Corp.	34,050	1,659,938
JP Morgan Chase & Co.	9,691	2,850,705
		4,510,642

Capital Markets - 2.34%
Houlihan Lokey, Inc. Class A	7,017	1,007,782
		1,007,782

Chemicals - 2.86%
Linde Plc.	2,486	1,232,459
		1,232,459

Communications Equipment - 1.62%
Qualcomm, Inc.	5,420	697,988
		697,988

Electrical Equipment - 4.77%
Eaton Corp. Plc.	5,741	2,053,383
		2,053,383

Entertainment - 2.35%
Walt Disney Co.	10,511	1,013,050
		1,013,050

Financials - 7.18%
Ares Management Corp.	6,930	756,063
Paccar, Inc.	9,558	1,103,949
Stifel Financial Corp.	16,658	1,231,322
		3,091,334

Health Care - 2.47%
Gilead Sciences, Inc.	7,639	1,064,647
		1,064,647

Hotels, Restaurants & Leisure - 6.98%
Marriott International, Inc.	3,525	1,152,922
McDonalds Corp.	4,600	1,429,634
Wyndham Hotels & Resorts, Inc.	5,240	425,645
		3,008,201

Household Products - 3.27%
Procter & Gamble Co.	9,739	1,406,701
		1,406,701

IT Services - 1.77%
Accenture Plc.	3,850	763,417
		763,417

Industrial Conglomerates - 3.95%
Honeywell International, Inc.	7,534	1,702,910
		1,702,910

Materials - 2.77%
CRH Public Ltd. Co.	11,351	1,193,217
		1,193,217

Oil, Gas & Consumable Fuels - 7.78%
Chevron Corp.	5,860	1,212,434
EOG Resources, Inc.	14,793	2,138,624
		3,351,058

Pharmaceuticals - 10.04%
AbbVie, Inc.	10,352	2,251,456
Johnson & Johnson	8,479	2,072,607
		4,324,063

Semiconductors & Semiconductor Equipment - 6.33%
Broadcom, Inc.	8,817	2,728,950
		2,728,950

Software - 4.89%
Microsoft Corp.	5,690	2,106,267
		2,106,267

Specialty Retail - 3.72%
The Home Depot, Inc.	4,875	1,603,339
		1,603,339

Technology - 1.79%
Salesforce, Inc.	4,124	769,827
		769,827

Technology Harware, Storage & Peripheral - 5.93%
Apple, Inc.	10,075	2,556,934
		2,556,934

TOTAL COMMON STOCKS (Cost $26,259,670)		41,993,910

Money Market Funds - 2.56%
Federated Hermes Government Obligations Fund - Institutional Class 3.64% (a)	1,104,273	1,104,273
		1,104,273

TOTAL MONEY MARKET FUNDS (Cost $1,104,273)		1,104,273

TOTAL INVESTMENTS (Cost $27,363,942) - 100.03%		43,098,182

Liabilities In Excess of Other Assets - (0.07)%		(14,016)

TOTAL NET ASSETS - 100.00%		$ 43,084,167

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2026.